Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	Leasehold Improvements	Computer and Equipment	Total

Cost as of January 1, 2022	$165,957	$87,405	$253,362
Additions	$-	-	$-
Cost as of March 31, 2022	$165,957	$87,405	$253,362

Amortization
Brought forward as of January 1, 2022	$67,271	$32,118	$99,389
Charge for the period	$8,409	$5,318	$13,727
Accumulated depreciation as of March 31, 2022	$75,680	$37,436	$113,116

Net property and equipment as of March 31, 2022	$90,277	$49,969	$140,246

Net property and equipment as of December 31, 2021	$98,686	$55,287	$153,973

	Leasehold Improvements	Computer and Equipment	Total

Cost as of January 1, 2021	$165,957	$59,169	$225,126
Additions	$-	28,236	$28,236
Cost as of December 31, 2021	$165,957	$87,405	$253,362

Amortization
Brought forward as of January 1, 2021	$33,635	$12,930	$46,565
Charge for the period	$33,636	$19,188	$52,824
Accumulated depreciation as of December 31, 2021	$67,271	$32,118	$99,389

Net property and equipment as of December 31, 2021	$98,686	$55,287	$153,973

Net property and equipment as of December 31, 2020	$132,322	$46,239	$178,561